Label	Element	Value
Penn Capital Defensive Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Penn Capital Defensive Floating Rate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Penn Capital Defensive Floating Rate Income Fund (the “Fund”) seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2017, the portfolio turnover rate for the Fund was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect a reduction in the Fund’s management fee rate effective July 31, 2017.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your actual costs may be higher or lower:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in floating rate senior secured loans, floating rate senior corporate debt and other floating rate senior instruments.  The loans and instruments in which the Fund may invest include bank loans, bonds, and debt securities issued by various domestic and foreign entities.  The Fund may invest in private placements in these types of securities.  The Fund intends to invest in instruments that are U.S. dollar denominated.  The Fund may invest up to 25% of its net assets in foreign debt instruments.  The Fund intends to invest primarily in below-investment grade loans and instruments, including debt obligations issued by real estate investment trusts (“REITs”), bonds, notes and debentures, but may also invest in investment grade loans and instruments.  Below-investment grade debt instruments (commonly called “high yield” or “junk” bonds) are those instruments rated BB or lower by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality.  The Advisor seeks to pursue a conservative (defensive) investment strategy within the high yield debt market by generally avoiding the lowest rated (i.e., riskiest) debt instruments in the high yield market.  The Fund may invest in instruments of any maturity.  The Fund may invest up to 10% of its net assets in subordinated loans. The Fund also may invest in other investment companies, including exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.

The Fund’s investments in senior floating rate loans will be through syndicated loans.  Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks.  A syndicated bank loan is purchased either via “assignment” or “participation”.  When a loan is purchased via assignment, the buyer is approved by the borrower and becomes the legal lender of record.  When a loan is purchased via participation, the buyer receives the right to repayment but is not the legal lender of record.  Most loans acquired by the Fund will be via assignment.

Loan coupons are typically “floating” rate.  Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or is reset on predetermined dates (such as the last day of a month or calendar quarter).  Floating rate coupons are typically set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR).  The coupon determines the periodic interest payment that the loan holder will receive.  Some loans contain a “LIBOR Floor,” which sets a minimum level on which to base the calculation of the coupon.  Other loans do not contain a LIBOR Floor, and those coupons typically will be the sum of the 3-month market rate of LIBOR plus the spread.  Coupons usually reset quarterly based upon the prevailing LIBOR rate.

The Advisor may choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor determines may be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund’s performance:

•
Agent Insolvency Risk.  In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

•
Bank Loan Risk.  There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk.  Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments.  Extended trade settlement periods may result in cash not being immediately available to the Fund.  As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund may invest have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.  Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund.  If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations.  In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale.  The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.  For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time.  During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a loan can result in a loss.  Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

•
Debt/Fixed Income Securities Risk.  The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally.  Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange.  Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Foreign Currency Risk.  The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

•
Foreign Securities Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility.  Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
High Yield Securities Risk.  High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

•	Income Risk. Income risk is the possibility that a Fund’s income will decline because of falling interest rates.

•
Interest Rate Risk.  An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest.  The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.  Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

•
Investments in Other Investment Companies Risk.  Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.  Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments.  Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.  Liquidity risk can be more pronounced in periods of market turmoil.  It may be more difficult for a Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If a Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•
Market Risk.  The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers.  The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Maturity Risk.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

•
Portfolio Turnover Risk.  The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance.

•
Prepayment Risk.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

•
Private Placement Risk.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”).  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

•
Rating Agencies Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
Redemption Risk.  A Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests.  Selling securities to meet such redemptions may cause a Fund to experience a loss, increase a Fund’s transaction costs or have tax consequences.  To the extent that a large shareholder invests, a Fund may experience relatively large redemptions as such shareholder reallocates its assets.

·
REIT Risk.  Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.  A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed.  Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.  The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses.  Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Volatility Risk.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table below are intended to help you understand the risks of investing in the Fund.  The bar chart shows the Fund’s Institutional Class Shares investment results during its first full calendar year of performance.  The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of a broad measure of market performance.  Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-302-PENN (7366)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.penncapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2017 was 2.72%.  During the period shown in the bar chart, the highest return for a calendar quarter was 2.52% (quarter ended September 30, 2016), and the lowest return for a calendar quarter was 1.06% (quarter ended June 30, 2016).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.06%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Penn Capital Defensive Floating Rate Income Fund | S&P/LSTA BB/B Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA BB/B Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.23%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Penn Capital Defensive Floating Rate Income Fund | Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Penn Capital Defensive Floating Rate Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[4]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[5]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.66%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,052
Annual Return 2016	rr_AnnualReturn2016	6.90%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
Penn Capital Defensive Floating Rate Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Penn Capital Defensive Floating Rate Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Penn Capital Defensive Floating Rate Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[4]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[5]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.91%	[5]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the Investor Class shares of the Fund for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,317
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.

[1]	The S&P/LSTA BB/B Loan Index has replaced the Credit Suisse Institutional Leveraged Loan Index as the Fund's primary benchmark. The Advisor believes that the new index is more appropriate given the Fund's holdings.
[2]	"Management Fees" have been restated to reflect a reduction in the Fund's management fee rate effective July 31, 2017.
[3]	"Other Expenses" are estimated for the Investor Class shares of the Fund for the current fiscal year.
[4]	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[5]	PENN Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2018, do not exceed 0.64% for Institutional Class shares and 0.89% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the date of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.